FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Cash Flow Sensitivity Analysis for Variable Rate Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Percentage of reasonably possible increase in interest rate	1.00%	1.00%
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	$ (4)
Percentage of reasonably possible decrease in interest rate	(1.00%)	(1.00%)
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	$ 4